Convertible Notes Payable and Advisory Fee Liabilities (Details Textual 1) - USD ($)																			1 Months Ended													3 Months Ended					12 Months Ended
	Dec. 18, 2018	Dec. 01, 2018	Nov. 13, 2018	Nov. 13, 2018	Nov. 01, 2018	Oct. 20, 2018	Oct. 18, 2018	Oct. 17, 2018	Oct. 03, 2018	Mar. 07, 2018	Mar. 05, 2018	Jan. 09, 2018	Jan. 03, 2018	Dec. 13, 2017	Dec. 07, 2017	Nov. 15, 2017	Nov. 09, 2017	Oct. 05, 2017	Nov. 18, 2018	Nov. 13, 2018	Oct. 30, 2018	Sep. 19, 2018	Aug. 29, 2018	Aug. 29, 2018	Jul. 26, 2018	Jul. 25, 2018	Apr. 20, 2018	Feb. 07, 2018	Jan. 31, 2018	Nov. 28, 2017	Oct. 19, 2017	Dec. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 02, 2018	Nov. 02, 2018	Oct. 02, 2018	Sep. 18, 2018	Sep. 04, 2018	Sep. 02, 2018	Aug. 01, 2018	Jul. 13, 2018	Jul. 02, 2018	Jun. 01, 2018	Feb. 08, 2018	Jan. 30, 2018	Sep. 01, 2017	Jun. 30, 2017
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Reserve shares of common stock																																																			10,000
Amortization of debt discounts																																$ 65,500				$ 214,422	$ 773,741	$ 737,640
Principal amount								$ 62,500																										$ 5,568,566			5,568,566
Payment of convertible debt																																				$ 377,000	$ 640,000
Debt discount maturity term																																					6 months
Debt instrument maturity date																				Jun. 30, 2019	Dec. 15, 2020			Feb. 28, 2018
Debt instrument interest rate, percentage	12.00%						12.00%												12.00%																							12.00%	12.00%
Debt instrument fixed interest rate, percentage																							12.00%	12.00%
Debt conversion, description	The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.		The note bears interest at 12%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.	The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.	The note bears interest at 10%, matures in six months and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.										The note bears interest at 12% and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.																		The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Debt conversion rate, description																							a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Recorded derivative expense																																			$ 19,680		$ 37,693
Debt premium								$ 62,500																										1,380,175			1,380,175
Gain on debt extinguishment				$ 71,700																												$ (14,057)	$ 71,700				151,978
Default penalties																									$ 50,000	$ 15,000
Debt premium charge to interest expense																																					12,500
Convertible notes																							$ 6,000	$ 6,000																		$ 6,000	$ 10,000
Derivative liability																							10,435	10,435
Derivative expense																							$ 4,035	$ 4,035										961			961
Derivative fair value																																		9,474			9,474
Debt discount charged to interest expense																																					1,000
Livingston Asset Management [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																																	$ 1,000,000
Debt issuance cost																																					1,666,667
Debt conversion, description																The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of the Company's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of Drone USA common stock. The Note is subject to customary default provisions, including a cross default provision. The Company is required to have authorized for issuance six times the number of shares that would be issuable upon full conversion of the Note (assuming that the 4.99% limitation is not in effect) and based on the applicable conversion price of the Note in effect from time to time, initially to be 13,046,154 shares of common stock. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,538 with a charge to interest expense.
Debt premium																$ 27,857
Long-term purchase commitment, amount																$ 10,000,000
Percentage of outstanding shares per tranche																9.99%
Liability purchase term, description																the Company executed a Liability Purchase Term Sheet with Livingston Asset Management ("Livingston") under which Livingston agreed to purchase up to $10,000,000 that the Company owes to its creditors through direct purchase of the debts from the Company's creditors in return for (i) a convertible note issued by the Company in the principal amount of $50,000 bearing interest of 10% per year to cover certain legal fees and other expenses of Livingston that matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion, (ii) a convertible note subject to these same terms as the convertible note issued to Livingston payable to Scottsdale Capital Advisors in the principal amount of $15,000 as a placement agent fee and (iii) the right of Livingston to retain 30% of any negotiated reduction off the face amount of the liability the Company owes to such creditors. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded a debt premium of $27,857 with a charge to interest expense.
World Market Ventures LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																		1,020			1,020
Original issue discount																						$ 61,481
Convertible notes																																		1,020			1,020
Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																						62,500																					$ 62,500
Original issue discount																						$ 1,095
GHS Investments LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Accrued interest																																		49,267			49,267									$ 49,267
Securities Purchase Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																													$ 7,250
Principal amount													$ 53,000																105,000					28,538			28,538
Payment of convertible debt																													$ 95,000
Debt discount maturity term																													9 months
Debt conversion, description																													A conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion.
Securities purchase agreement term, description												The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price, Labrys is entitled to full ratchet anti-dilution in such event. No shares of Drone USA common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 8,535,980 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense.
Debt conversion rate, description																													No shares of the Company's common stock can be issued to the extent Auctus would own more than 4.99% of the outstanding shares of the Company's common stock unless Auctus agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense. Auctus assessed a default penalty of $15,000 which along with $15,000 of additional debt premium was recorded on August 20, 2018.
Annual interest rate													10.00%																10.00%
Debt premium																													$ 71,538
Agreement, description											The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of the Company's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of Drone USA common stock. The Note is subject to customary default provisions, including a cross default provision. The Company is required to have authorized for issuance six times the number of shares that would be issuable upon full conversion of the Note (assuming that the 4.99% limitation is not in effect) and based on the applicable conversion price of the Note in effect from time to time, initially to be 13,046,154 shares of common stock.		The Company received $42,000, net of $11,000 in fees and expenses which were recorded as a debt discount and amortized to interest expense over the Note term, in return for issuing a convertible promissory note (the "Note") in the principal amount of $53,000. Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of October 15, 2018. The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of the Company's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of Drone USA common stock. The Note is subject to customary default provisions, including a cross default provision. The Company is required to have authorized for issuance six times the number of shares that would be issuable upon full conversion of the Note (assuming that the 4.99% limitation is not in effect) and based on the applicable conversion price of the Note in effect from time to time, initially to be 3,462,355 shares of common stock. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,538 with a charge to interest expense.
Securities purchase agreement, description											The Company entered into a Securities Purchase Agreement with Power Up under which the Company received $42,000, net of $11,000 in fees and expenses to be recorded as a debt discount and amortized to interest expense over the Note term, in return for issuing a convertible promissory note (the "Note") in the principal amount of $53,000. Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of December 15, 2018.	The Company received a payment of $84,000, net of $23,500 in fees and expenses which was recorded as a debt discount and amortized to interest expense over the Note term under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys under which the Company issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% per annum and (ii) 421,238 shares of the Company's common stock as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Pursuant to ASC 260, as of January 9, 2018, the 421,238 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of nine months or September 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion.
Accrued interest																																		1,546			$ 1,546
Legal fees																													$ 2,750
Debt premium charge to interest expense											$ 28,538
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount													$ 1,000,000
Securities purchase agreement term, description													Additionally, on the effective date, the amount due of $5,788,642 was split and apportioned into 2 separate and distinct replacement notes ("Replacement Note A" and "Replacement Note B"). Replacement Note A shall have a principal amount of $1,000,000 and Replacement Note B shall have a principal balance of $4,788,642, both of which shall be and remained secured by the original security agreements, the pledge agreements, the guarantee agreement and other applicable loan documents and both shall bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642. The interest rate was amended to 12% effective June 12, 2018.
Debt conversion rate, description													(i) the Conversion Amount (the numerator); divided by (ii) 85% of the lowest of the daily volume weighted average price of the Company's common stock during the five business days immediately prior to the conversion date, which price shall be indicated in the conversion notice (the denominator) (the "Conversion Price").
Livingston Asset Management Llc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																							$ 12,500	$ 12,500	$ 12,500			$ 12,500	$ 12,500		$ 12,500	$ 12,500		$ 1,000,000
Debt conversion rate, description										The Company entered into a placement agent and advisory agreement with Scottsdale Capital Advisors in connection with the Livingston liability purchase term sheet executed on November 15, 2017. The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense. The note has not been converted and the principal balance is $15,000 with $1,659 of accrued interest at December 31, 2018.																						(i) a convertible note issued by the Company in the principal amount of $50,000 bearing interest of 10% per year to cover certain legal fees and other expenses of Livingston that matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion, (ii) a convertible note subject to these same terms as the convertible note issued to Livingston payable to Scottsdale Capital Advisors in the principal amount of $15,000 as a placement agent fee and (iii) the right of Livingston to retain 30% of any negotiated reduction off the face amount of the liability the Company owes to such creditors. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded a debt premium of $27,857 with a charge to interest expense.					The Company executed a Liability Purchase Term Sheet with Livingston Asset Management ("Livingston") under which Livingston agreed to purchase up to $10,000,000 that the Company owes to its creditors through direct purchase of the debts from the Company's creditors in return for a convertible note issued by the Company in the principal amount of $50,000 bearing interest of 10% per year to cover certain legal fees and other expenses of Livingston. The note matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion. Livingston has the right to retain 30% of any negotiated reduction off the face amount of the liability the Company owes to such creditors. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $21,428 with a charge to interest expense. The note and accrued interest were fully converted as of September 30, 2018 for 18,162,608 common shares. Debt premium of $21,428 was charged to additional paid in capital.
Annual interest rate																																																10.00%
Debt premium																$ 21,428
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																	$ 105,000
Crown Bridge Partners, LLc [Member] | Securities Purchase Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																	67,030
Debt premium																	6,151
Labrys Fund LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Long-term purchase commitment, description																												The Company amended the terms to the Note whereby Labrys waives all existing events of default on the Note and in return will no longer be required, under any circumstances, to return the commitment shares back to the Company's treasury. The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 421,238 commitment shares were considered issued in February 2018 at a price of $0.09 per share based on the then market close price for a total value of $37,911 which was recorded as interest and financing costs.
Auctus Fund Llc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																		105,000			$ 105,000
Debt default common stock par value, description																													In addition, if the Company issues any shares of its common stock at less than the conversion price, Auctus is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Auctus would own more than 4.99% of the outstanding shares of the Company's common stock unless Auctus agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Securities purchase agreement, description																													The Company received a payment of $95,000, net of $2,750 for legal fees and $7,250 for due diligence to be recorded as a debt discount and amortized to interest expense over the Note term under the terms of a Securities Purchase Agreement dated January 31, 2018, with Auctus Fund, LLC ("Auctus") under which the Company issued to Auctus a convertible note (the "Note") in the principal amount of $105,000 that bears interest of 10% per annum. The Note has a maturity date of nine months or October 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion.
Accrued interest																																		4,315			$ 4,315
Tysadco Partners [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description																																					The issuance settled the amounts due for June 21, 2018 through October 20, 2018.
Original issue discount																																					$ 16,000
Convertible Notes Payable [Member] | Power Up Lending Group Ltd [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																		$ 100,000
Debt premium																		53,846
Gain on debt extinguishment																		$ 53,846
Others Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Long-term purchase commitment, description																												The 335,938 commitment shares were considered issued in February 2018 which was recorded as interest and financing costs at the then market close price of $0.09 per share for a value of $30,234.
Market capitalization																												$ 5,000,000
Others Convertible Debt [Member] | Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Reserve shares of common stock															6,802,000
Amortization of debt discounts															$ 79,000
Principal amount															105,000
Payment of convertible debt															3,650
Debt issuance cost															$ 20,200
Debt discount maturity term															12 months
Debt instrument interest rate, percentage															10.00%
Debt instrument fixed interest rate, percentage															24.00%
Debt conversion, description															No shares of the Company's common stock can be issued to the extent EMA Financial would own more than 4.99% of the outstanding shares of the Company's common stock.
Securities purchase agreement term, description															The terms of a Securities Purchase Agreement dated November 21, 2017.
Debt conversion rate, description															A conversion price which is the lower of (i) the closing sales price of the Company's common stock on the trading day immediately preceding the date of funding and (ii) a 35% discount to (a) the lowest sales price of the shares of the Company's common stock within a 20 day trading period including and immediately preceding the conversion date or (b) the lowest bid price on the conversion date, whichever is lower, and the conversion shares contain piggy-back registration rights. The conversion rate is further reduced under certain events, including if the closing sales price is less than $0.095 in which case the conversion rate is a 50% discount under the terms set forth above.
Debt instrument redemption, description															The Company is entitled to prepay the Note between the issue date until 180 days from its issuance at a premium of 135% of the unpaid principal and interest if paid within 90 days after the issue date and 150% thereafter.
Embedded conversion option derivative liabilities															$ 149,028																			$ 70,028			$ 70,028
Annual interest rate																																		12.00%			12.00%
Original issue discount															5,800																						$ 3,650
Gain on debt extinguishment															2,394,444
Other Convertible Debt [Member] | Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Accrued interest															$ 6,546
Other Convertible Debt [Member] | Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																	10,500
Principal amount																	105,000																																			$ 122,500
Payment of convertible debt																	37,970
Debt issuance cost																	$ 19,000
Debt discount maturity term																	12 months
Debt instrument interest rate, percentage																	10.00%
Debt instrument fixed interest rate, percentage																	12.00%
Debt conversion, description																	The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Securities purchase agreement term, description																	The terms of a Securities Purchase Agreement dated October 25, 2017.
Debt default common stock par value, description																	The Note is subject to customary default provisions including an event of default if the bid price of the Company's common stock is less than its par value of $.0001 per share.
Accrued interest																																																				$ 6,372
Other Convertible Debt [Member] | Labrys Fund LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Reserve shares of common stock																														6,198,049
Principal amount																														$ 107,500
Payment of convertible debt																														$ 73,233
Debt discount maturity term																														9 months
Debt instrument interest rate, percentage																														10.00%
Debt instrument fixed interest rate, percentage																														24.00%
Debt conversion, description																														No shares of the Company's common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%.
Securities purchase agreement term, description																														The terms of a Securities Purchase Agreement dated November 20, 2017.
Debt conversion rate, description																														A conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink).
Accrued interest																														$ 7,841
Convertible Debt [Member] | Morningview Financial, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts														$ 7,500
Principal amount														82,500																				$ 55,529			55,529
Payment of convertible debt														31,000
Debt issuance cost														$ 15,000
Debt discount maturity term														12 months
Debt instrument interest rate, percentage														12.00%
Debt instrument fixed interest rate, percentage														18.00%
Debt conversion, description														No shares of the Company's common stock can be issued to the extent Morningview Financial would own more than 4.99% of the outstanding shares of the Company's common stock.
Debt conversion rate, description														A conversion rate for any unpaid principal and interest and a conversion price which is a 35% discount to the lowest sales price of the shares of the Company's common stock within a 20-day trading period including and immediately preceding the conversion date. The conversion rate is further reduced under certain events, including if the closing sales price is less than $0.05 in which case the conversion rate is a 45% discount under the terms set forth above.
Debt instrument redemption, description														The Company is entitled to prepay the Note between the issue date until 180 days from its issuance at a premium of 135% of the unpaid principal and interest
Debt default common stock par value, description														The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company's Trading Price as that term is defined in the Note is less than $.0001 or if a money judgment, writ or similar process shall be entered or filed against the Company or any of its subsidiaries for more than $50,000, and shall remain unvacated, unbonded or unstayed for a period of 20 days unless otherwise consented to by the holder of the Note.
Debt default, short-term debt, increase percentage														The amount immediately due shall be increased to 150% or 200% of the outstanding principal and interest due depending upon the default provisions, plus default interest.
Debt premium														$ 44,423
Gain on debt extinguishment														$ 16,692
Accrued interest																																		5,529			5,529
Notes Payable, Other Payables [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																		$ 17,500			$ 17,500
Principal amount																															$ 250,000
Debt issuance cost						$ 10,000																					$ 10,000
Debt instrument maturity date																															Apr. 20, 2018
Debt instrument interest rate, percentage																															18.00%